Goodwill and Acquired Intangibles - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) $ in Millions	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 224
2025	199
2026	194
2027	174
2028	$ 147